Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

5. Business Combinations

2020 Immaterial Acquisition

On August 31, 2020, we completed an acquisition that is not material to our consolidated financial position, results of operations or cash flows. We believe that the acquisition will enhance the product offering in our gamer and creator peripherals segment. The purchase consideration was $1.0 million and consisted of $0.8 million of cash and $0.2 million of additional cash earn-out based on the achievement of certain net revenue targets of the acquiree from the acquisition date through December 31, 2021. We acquired intangibles of $0.7 million, goodwill of $0.2 million and accounts receivable of $0.1 million. These intangibles will be amortized over a weighted-average estimated useful life of 3.1 years.

SCUF Acquisition

On December 19, 2019 (the “SCUF Acquisition Closing Date”), one of our subsidiaries entered into an Agreement and Plan of Merger with Scuf Holdings, Inc. and subsidiaries (collectively “SCUF”) and acquired 100% of their equity interests (the “SCUF Acquisition”). SCUF, headquartered in Georgia, U.S., specializes in delivering high-performance accessories and customized gaming controllers for consoles and PCs used by top professionals as well as casual gamers. We believe that the SCUF Acquisition will enhance our product and service offerings to both console and PC gamers.

Because the acquired companies met the definition of a business, the SCUF Acquisition has been accounted for as a business combination using the acquisition method of accounting.

Subsequent to the SCUF Acquisition Closing Date, we recorded measurement period adjustments which reduced purchase price, inventories and goodwill by $1.5 million, $0.5 million and $1.0 million, respectively, and accordingly, the SCUF Acquisition total adjusted purchase consideration was $136.3 million. The SCUF Acquisition purchase consideration consisted of (i) $128.2 million cash consideration (including the payment of SCUF’s transaction costs and debt on behalf of SCUF), (ii) $8.0 million equity consideration (an issuance of approximately 2.1 million units of the Parent which was equivalent to approximately 1.1 million shares of Corsair common stock immediately post-Reorganization and prior to the exchange agreements described in Note 1), (iii) $1.6 million estimated contingent cash consideration relating to the our expected utilization of the acquired SCUF tax liabilities or tax benefits relating to pre-acquisition SCUF results over the next 4 years of tax filings, (iv) additional cash earn-out based on the achievement of certain SCUF standalone EBITDA targets for 2019 and the ability of SCUF to renew a licensing agreement with a certain vendor, and these contingent cash earn-outs were determined to have zero value based on the assessment of the outcome of these contingent events on the SCUF Acquisition Closing Date, and (v) net of $1.5 million contingent cash consideration paid on the SCUF Acquisition Closing Date that is expected to be returned by the sellers to us to fund an incentive payment to certain ex-SCUF employees who joined Corsair and are required to remain employed through a contractual service period. The purchase price is subject to further adjustments of certain net working capital items within 12 months of the SCUF Acquisition Closing Date.

Preliminary purchase price allocation

The following table summarizes the preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the SCUF Acquisition Closing Date. The allocation of the purchase price was based upon a preliminary valuation, and the estimates and assumptions are subject to change within the measurement period. The primary areas of the purchase price allocation that are not yet finalized consist of federal and state income tax and other tax considerations and the valuation of identifiable intangible assets acquired. We will continue to reflect measurement period adjustments to purchase price allocation, if any, in the period in which the adjustments are recognized. Final determination of the fair values may result in adjustments to the values presented in the following table:

(In thousands)
Assets acquired:
Cash	$6,947
Accounts receivable	4,587
Inventories	12,800
Prepaid and other assets	1,377
Identifiable intangible assets	71,890
Property and equipment	2,927
Other assets	40
Liabilities assumed:
Accounts payable	(9,182)
Sales tax payable	(5,533)
Deferred revenue	(3,752)
Other liabilities and accrued expenses	(8,416)
Deferred tax liabilities	(10,015)

Net identifiable net assets acquired	$63,670
Goodwill	72,642

Net assets acquired	$136,312

The excess of the purchase price over the preliminary net tangible assets and preliminary intangible assets was recorded as goodwill. Goodwill of $72.6 million, derived from the SCUF Acquisition, is primarily related to the value of the acquired workforce and the ability to design and generate revenue from future technology and customers. The goodwill and identifiable intangible assets are not deductible for tax purposes.

The fair value of the inventory acquired was estimated using the expected selling price of the inventory, then deducting direct selling expenses and a reasonable allocation of profit to a likely buyer. The difference between the fair value of the inventories and the amount recorded by SCUF immediately before the acquisition date is $1.5 million, which is recognized in cost of revenue in the condensed combined consolidated statements of operations upon the sale of the acquired inventory.

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of the SCUF Acquisition Closing Date:

	Fair Value	Weighted Average Useful Life
	(In thousands)	(In years)
Patents	$30,500	8
Developed technology	18,600	6
Customer Relationships	590	5
Trade name	22,200	15

Total identifiable intangible assets	$71,890

Intangible assets acquired as a result of the SCUF Acquisition are being amortized over their estimated useful lives using the straight-line method of amortization, which reflect the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up. Amortization of patent and developed technology are included in cost of revenue and product development expense, respectively. Amortization of customer relationships and trade names are included in sales, general and administrative expense in the condensed combined consolidated statements of operations.

Origin Acquisition

On July 22, 2019 (the “Origin Closing Date”), one of our subsidiaries acquired all the equity interests in Origin PC Corporation (“Origin” and such acquisition, the “Origin Acquisition”). Origin, based in Florida, U.S., specializes in delivering hand-built, personalized PCs. We believe the integration of Origin’s expertise in personalized custom gaming systems and Corsair’s strength in performance PC hardware and the iCUE software ecosystems enhances and expands our product and service offerings to PC gamers.

Origin met the definition of a business, and therefore this acquisition is accounted for as a business combination.

Subsequent to the Origin Closing Date, we recorded measurement period adjustments which increased the purchase price by $0.2 million and reduced other liabilities and accrued expenses by $0.3 million and goodwill by $0.1 million, and accordingly, the Origin Acquisition total adjusted purchase consideration was $13.8 million. The Origin Acquisition purchase consideration consisted of (i) $5.5 million cash consideration (including the payment of Origin’s transaction costs and debt on behalf of Origin), (ii) $2.0 million equity consideration provided by Corsair, which was immediately exchanged for approximately 0.5 million units of the Parent, which was equivalent to approximately 0.2 million shares of Corsair common stock immediately post-Reorganization and prior to the exchange agreements described in Note 1), (iii) $1.4 million deferred cash consideration payable 18 months after closing, not contingent on any future conditions, (iv) $4.6 million of additional cash earn-out based on the achievement of certain Origin standalone EBITDA targets for 2019 and 2020, and (v) $0.3 million estimated contingent cash consideration relating to the finalization of pre-acquisition sales tax liabilities owed to Origin’s sellers according to the terms of the Origin Unit Purchase Agreement.

The final allocation of the Origin Acquisition purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

(In thousands)
Assets acquired:
Cash, net of cash acquired	$376
Accounts receivable	1,379
Inventories	4,445
Prepaid and other assets	309
Identifiable intangible assets (customer relationship with estimated 6 years of useful life)	1,000
Property and equipment	140
Liabilities assumed:
Accounts payable	(2,670)
Other liabilities and accrued expenses	(3,033)
Other liabilities, noncurrent	(447)

Net identifiable assets acquired	1,499
Goodwill	12,270

Net assets acquired	$13,769

The goodwill and identifiable intangible assets are deductible for tax purposes.

The estimated fair value of Origin’s contingent earn-out decreased from $4.6 million at the Origin Closing Date to $4.0 million at December 31, 2019, primarily resulting from Origin’s lower-than-expected EBITDA for the projected 2020 earn-out period. The reduction in fair value of $0.6 million was recorded as a reduction to sales and general administrative expenses in the condensed combined consolidated statement of operations in the fourth quarter of 2019. The earn-out liability of $2.4 million contingent upon Origin’s 2019 standalone EBITDA was fully paid in April 2020. During the nine months ended September 30, 2020, there was no material change in the fair value of the remaining earn-out liability that is contingent upon Origin’s 2020 standalone EBITDA results.

Acquisition-related costs

We incurred acquisition-related costs of approximately $0.3 million and $1.1 million for the three months ended September 30, 2020 and 2019, respectively, and $0.8 million and $1.4 million for the nine months ended September 30, 2020 and 2019, respectively, and these costs are recorded in sales, general and administrative expenses in the condensed combined consolidated statement of operations.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information combines the unaudited condensed combined consolidated results of operations as if the SCUF Acquisition had occurred as of January 1, 2019:

	Three months Ended September 30, 2019	Nine months Ended September 30, 2019
	(in thousands)
Net revenue	$299,130	$815,432
Net loss	(3,101)	(25,040)

The unaudited pro forma adjustments primarily include amortization for intangible assets acquired, the purchase accounting effect on contract liabilities assumed and inventory acquired, acquisition-related costs and interest expense related to financing arrangements. The unaudited pro forma condensed combined consolidated information is provided for informational purposes only and is not indicative of the results of operations that would have been achieved if the SCUF Acquisition and any borrowings undertaken to finance the SCUF Acquisition had taken place at the beginning of the periods presented.

Pro forma financial information for the Origin Acquisition and the 2020 immaterial acquisition have not been prepared because the effects of these acquisitions were not material to our condensed combined consolidated statements of operations individually or in aggregate for all periods presented.

5. Business Combinations

2019 Acquisitions

SCUF Acquisition

On December 19, 2019 (the “SCUF Closing date”), one of the Company’s subsidiaries entered into an Agreement and Plan of Merger with Scuf Holdings, Inc. and its subsidiaries (collectively “SCUF”) and acquired 100% of their equity interests. SCUF, headquartered in Georgia, U.S., specializes in delivering high-performance accessories and customized gaming controllers for console and PC used by top professional as well as casual gamers. The Company believes that the SCUF Acquisition will enhance the Company’s product and service offering to both console and PC gamers.

At the SCUF Closing date, the total purchase consideration was approximately $137.8 million, consisting of (i) $128.2 million cash consideration (including the payment of SCUF’s transaction costs and debt on behalf of SCUF), (ii) $8.0 million equity consideration (an issuance of 2,110,818 units of the Parent, which following the Reorganization represents 1,055,408 shares of the Company), (iii) $1.6 million estimated contingent cash consideration relating to the Company’s expected utilization of the acquired SCUF tax liabilities or tax benefits relating to pre-acquisition SCUF results over the next 4 years of tax filings, (iv) additional cash earn-out based on the achievement of certain SCUF standalone EBITDA target for 2019 and the ability of SCUF to renew a licensing agreement with a certain vendor, and these contingent cash earn-outs were determined to have zero value based on the assessment of the outcome of these contingent events on the acquisition date. The purchase price is subject to further adjustments of certain net working capital items within 12 months of the SCUF Closing date.

Because the acquired companies met the definition of a business, the acquisition is accounted for as a business combination and the financial results of SCUF have been included in the Company’s combined consolidated financial statements since the date of acquisition. For the year ended December 31, 2019, SCUF contributed $6.4 million of revenue and $1.7 million of net loss.

Preliminary purchase price allocation

The following table summarizes the preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date. The allocation of the purchase price was based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. The primary areas of the purchase price allocation that are not yet finalized consist of inventory valuation, federal and state income tax and other tax considerations and the valuation of identifiable intangible assets acquired.

(In thousands)
Assets acquired:
Cash	$6,947
Accounts receivable	4,587
Inventories	13,307
Prepaid and other assets	1,377
Identifiable Intangible assets	71,890
Property and equipment	2,927
Other assets	40
Liabilities assumed:
Accounts payable	(9,182)
Sales tax payable	(5,533)
Deferred revenue	(3,752)
Other liabilities and accrued expenses	(8,416)
Deferred tax liabilities	(10,015)

Net identifiable net assets acquired	$64,177
Goodwill	73,665

Net assets acquired	$137,842

The excess of the purchase price over the preliminary net tangible assets and preliminary intangible assets was recorded as goodwill. Goodwill of $73.7 million, derived from the SCUF acquisition, is primarily related to the value of the acquired workforce and the ability to design and generate revenue from future technology and customers. The goodwill and identifiable intangible assets are not deductible for tax purposes.

The fair value of the inventory acquired was estimated using the expected selling price of the inventory, then deducting direct selling expenses and a reasonable allocation of profit to a likely buyer. The difference between the fair value of the inventories and the amount recorded by SCUF immediately before the acquisition date is $2.0 million, which is recognized in cost of revenue in the combined consolidated statements of operations upon the sale of the acquired inventory.

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Fair Value	Weighted Average Useful Life
	(In thousands)	(In years)
Patents	$30,500	8
Developed technology	18,600	6
Customer Relationships	590	5
Trade name	22,200	15

Total identifiable intangible assets	$71,890

Intangible assets acquired as a result of the SCUF Acquisition are being amortized over their estimated useful lives using the straight-line method of amortization, which reflect the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up. Amortization of patent and developed technology are included in cost of revenue and product development expense, respectively. Amortization of customer relationships and trade names are included in sales, general and administrative expense in the combined consolidated statements of operations.

The fair value of licensed portfolio was estimated using the excess earnings method, which converts projected revenues and costs into cash flows. The unlicensed patent portfolio was valued using royalty rates method. The economic useful life was determined based on the remaining life of the patents. The fair value assigned to developed technology was determined using the multi-period excess-earnings method. The developed technology relates to existing SCUF products. The economic useful life was determined based on the technology cycle related to developed technology of existing SCUF products, as well as the cash flows anticipated over the forecasted periods. Customer relationships represent the fair value of future projected revenue that will be derived from sales of products to existing customers of SCUF. The economic useful life was determined based on historical customer attrition rates and industry benchmarks. Trade name relates to the “SCUF” brand. The economic useful life was determined based on the expected life of the trade name and the cash flows anticipated over the forecasted periods. The fair values of trade name were estimated using the relief-from-royalty method, which estimates the cost savings that accrue to the owner of the intangible assets that would otherwise be payable as royalties or license fees on revenues earned through the use of the asset. The Company believes the fair value of the intangible assets recorded above approximates the amounts a market participant would pay for these intangible assets as of the acquisition date.

Origin Acquisition

On July 22, 2019 (the “Origin closing date”), one of the Company’s subsidiaries acquired all the equity interests in Origin PC Corporation (“Origin”). Origin, based in Florida, U.S., specializes in delivering hand-built, personalized PCs. The Company believes the integration of Origin’s expertise in personalized custom gaming systems and Corsair’s strength in performance PC hardware and the iCUE software ecosystems enhances and expands the Company’s product and service offering to PC gamers.

Origin met the definition of a business, and therefore this acquisition is accounted for as a business combination.

At the Origin closing date, the fair value of the total purchase consideration was approximately $13.5 million, consisting of (i) $5.5 million cash consideration (including the payment of Origin’s transaction costs and debt on behalf of Origin), (ii) $2.0 million equity consideration provided by the Company (which was immediately exchanged for 533,333 units of the Parent, which following the Reorganization represents 266,667 shares of the Company), (iii) $1.4 million deferred cash consideration payable 18 months after closing, not contingent on any future conditions, (iv) $4.6 million of additional cash earn-out based on the achievement of certain Origin standalone EBITDA targets for 2019 and 2020.

The preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date, subject to the finalization of the estimate for certain tax liabilities assumed, which Origin filed an extension for as of the date that this report is available to be issued, is as follows:

(In thousands)
Assets acquired:
Cash, net of cash acquired	$376
Accounts receivable	1,379
Inventories	4,445
Prepaid and other assets	309
Identifiable intangible assets (customer relationship with estimated 6 years of useful life)	1,000
Property and equipment	140
Liabilities assumed:
Accounts payable	(2,670)
Other liabilities and accrued expenses	(3,384)
Other liabilities, noncurrent	(447)

Net identifiable assets acquired	1,148
Goodwill	12,353

Net assets acquired	$13,501

The goodwill and identifiable intangible assets are deductible for tax purposes.

The estimated fair value of Origin’s contingent earn-out decreased from $4.6 million at acquisition date to $4.0 million at December 31, 2019, primarily resulted from Origin’s lower-than-expected EBITDA for the projected 2020 earn-out period. The reduction in fair value of $0.6 million is recorded as a reduction to sales and general administrative expenses in the combined consolidated statement of operations for the year ended December 31, 2019.

2018 Acquisition

Elgato Acquisition

On June 6, 2018, the Company and its subsidiaries entered into an Asset Purchase Agreement (“APA”) with Elgato Systems GmbH and Elgato Systems LLC (collectively “Elgato Sellers”) for the purchase of certain assets and the assumption of certain liabilities related to Elgato’s gaming business. Elgato is the leading provider of hardware and software for content creators, based in Munich, Germany. The addition of Elgato’s portfolio of gamer and creator streaming accessory products and solutions allows the Company to enter into the game streaming and video production market.

Elgato met the definition of business, and therefore this acquisition is accounted for as a business combination.

The Elgato acquisition consummated on July 2, 2018 (the “Elgato closing date”) and the fair value of the total purchase consideration was approximately $46.6 million, consisting of (i) $30.2 million cash consideration, (ii) $6.2 million equity consideration (an issuance of 1,736,521 units of the Parent, which following the Reorganization represents 868,260 shares of the Company), and (iii) $10.2 million deferred cash consideration payable 6 months after closing, not contingent on any future conditions. The deferred cash consideration was paid out in January 2019.

Revenue and gross margin associated with the acquired Elgato business from the date of acquisition through December 31, 2018 was approximately $25.4 million and $11.0 million, respectively. It is not practicable to determine net income included in the Company’s 2018 statement of operations relating to Elgato since the date of acquisition because it has been fully integrated into the Company’s operations, and the operating results of Elgato can therefore not be separately identified.

The final allocation of the Elgato purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

(In thousands)
Assets acquired:
Inventories	$4,283
Prepaid and other assets	548
Identifiable Intangible assets	19,342
Liabilities assumed:
Sales return reserves	(500)
Other current liabilities and accrued expenses	(540)

Net identifiable assets acquired	23,133
Goodwill	23,487

Net assets acquired	$46,620

Measurement period adjustments recorded for Elgato acquisition were not material.

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of acquisition date:

	Fair Value	Useful Life
	(In thousands)	(In years)
Developed technology	$10,769	5
In-process research and development	748	5
Trade name	7,825	15

Total identifiable intangible assets	$19,342

The fair value assigned to developed technology and in-process research and development were determined using the multi-period excess-earnings method. The economic useful life was determined based on the expected life of the developed technology and the cash flows anticipated over the forecasted periods. The fair value assigned to trade name was determined using the relief-from-royalty approach, where the owner of the asset realizes a benefit from owning the intangible asset rather than paying a rental or royalty rate for use of the asset. The economic useful life of trade name relates to the “Elgato” brand was determined based on the expected life of the trade name and the cash flows anticipated over the forecasted periods. The acquired identifiable intangible assets are being amortized on a straight-line basis over the estimated useful life, which approximates the pattern in which these assets are utilized. Goodwill of $23.5 million, derived from the Elgato acquisition, is primarily related to synergies arising from the acquisition and the value of the acquired workforce. The goodwill and identifiable intangible assets are deductible for tax purposes.

Acquisition-related costs

The Company incurred acquisition-related costs of approximately $1.5 million and $2.0 million for the years ended December 31, 2018 and 2019, respectively, and these costs are recorded in sales, general and administrative expenses in the combined consolidated statements of operations.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information combines the unaudited combined consolidated results of operations as if the acquisition of SCUF had occurred at the beginning of the periods presented:

	Year Ended December 31, 2018	Year Ended December 31, 2019
	(unaudited)
	(in thousands)
Net revenue	$1,013,761	$1,165,502
Net loss	(19,362)	(24,598)

The unaudited pro forma adjustments primarily include amortization for intangible assets acquired, the purchase accounting effect on contract liabilities assumed and inventory acquired, acquisition-related costs and interest expense related to financing arrangements. The unaudited pro forma combined consolidated information is provided for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition and any borrowings undertaken to finance the acquisition had taken place at the beginning of the periods presented.

Pro forma financial information for Origin acquisition is not included in the table above because the effects of the acquisition is not material to the Company’s combined consolidated statements of operations individually or in aggregate for each year.